Schedule of Components of the 12% Amended Senior Secured Notes and Carrying Values (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Unused commitment percentage	2.00%
Series J Preferred Stock [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Principal payment interest	$ 71,495	$ 71,495
12% Amended Senior Secured Notes [Member] | Series K Preferred Stock [Member]
Short-term Debt [Line Items]
Principal payment interest	$ 146,067	$ 146,067